Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2013
Summary of significant accounting policies [Abstract]
The Company and basis of presentation and consolidation

(a) The Company and basis of presentation and consolidation

Xinyuan Real Estate Co. Ltd. (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China ("PRC"). In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The unaudited condensed consolidated financial statements include the financial statements of the Company, and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

These unaudited condensed consolidated financial statements of the Group have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information using accounting policies that are consistent with those used in the preparation of the Company's audited consolidated financial statements for the year ended December 31, 2012. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2013 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2013. The condensed consolidated balance sheet as of December 31, 2012 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2012, as amended.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the unaudited condensed consolidated financial statements include the results for the part of the reporting year during which the Group has control.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the unaudited condensed consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment, provision necessary for contingent liabilities, allowance for doubtful debt associated with accounts receivable, other receivables and advances to suppliers, fair values, revenue recognition, taxes, budgeted costs and other similar charges. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Foreign currency translation

(c) Foreign currency translation

The Group's financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company's subsidiaries in China Mainland is Renminbi ("RMB"), the currency of the PRC. The functional currency of the Company's subsidiaries other than those in China Mainland is U.S. dollars. Transactions by the Company's subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People's Bank of China ("PBOC") prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The unaudited condensed consolidated financial statements of the Company's subsidiaries have been translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	June 30, 2012	December 31, 2012	June 30, 2013
	(Unaudited)	(Audited)	(Unaudited)
Year end RMB: US$ exchange rate	6.3249	6.2855	6.1787
Period average RMB: US$ exchange rate	6.3076	6.3124	6.2422

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Senior Secured Notes

(d) Senior Secured Notes

On May 3, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 (the "Senior Secured Notes"). The Senior Secured Notes bear interest at 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. The Senior Secured Notes have a final maturity date of May 3, 2018. Given that the Senior Secured Notes is debt in its legal form, it has been classified as other long-term debt.

Deferred charges

(e) Deferred charges

Deferred charges comprise of debt issuance costs associated with our Senior Secured Notes. Debt issuance costs are capitalized and amortized over the life of the loan to which they relate using the effective interest method.

Earnings per share

(f) Earnings per share

Earnings per share is calculated in accordance with ASC 260, "Earnings Per Share". Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible, redeemable preference shares were included in both basic and diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent exercise price resets are accounted for in a manner similar to contingently issuable shares.

Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The nonvested options granted with performance condition are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Effect of change in estimate

(g) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the six months ended June 30, 2013, eleven real estate development projects (Chengdu Xinyuan Splendid I, Chengdu Xinyuan Splendid II, Suzhou International City Garden, Shandong Xinyuan Splendid, Kunshan International City Garden, Henan Royal Palace, Henan Modern City, Xuzhou Colorful Garden, Henan Century East A, Henan Century East B and Zhengzhou Yipin Xiangshan Phase II), which recognized gross profits in 2012, had changes in their estimated gross profit margins. As of June 30, 2013, each of these projects has a percentage of completion at 75.6% or more. As the unit sales and selling prices were on an upward trend during the six months ended June 30, 2013, the Company revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimate cost, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$29.4 million, US$22.0 million, US$0.15 per share and US$0.15 per share, respectively, for the six months ended June 30, 2013.

Recent Accounting Pronouncements

(h) Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) ("ASU 2013-02") to improve the reporting of reclassifications out of Accumulated Other Comprehensive Income ("AOCI"). This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of AOCI in one place, and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC Topic 220 resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The Group does not expect that the adoption of ASU 2013-02 has had a material impact on its financial statements.

In February 2013, the FASB issued ASU 2013-04, "Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"). The objective of ASU 2013-04 is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation (within the scope of this guidance) is fixed at the reporting date. Examples of obligations within the scope of ASU 2013-04 include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. ASU 2013-04 is effective for the Group for interim reporting periods beginning July 1, 2014, however, early adoption is permitted. The Group is currently evaluating the impact ASU 2013-04 will have on its financial statements.

In March 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-05 ("ASU 2013-05"), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that a cumulative translation adjustment ("CTA") should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, CTA should be recognized in earnings in a business combination achieved in stages. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Group will adopt ASU 2013-05 on January 1, 2014 and does not expect the adoption to have a material impact on its financial statements.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) ("ASU 2013-11") to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. This ASU requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The modifications to ASC Topic 740 resulting from the issuance of ASU 2013-11 are effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. The Group will adopt ASU 2013-11 on January 1, 2014. Starting January 1, 2014, the Group will present unrecognized tax benefit for net operating loss as deduction of deferred tax assets if applicable.